INCOME TAX (Details) - Schedule of Deferred Income Tax - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Deferred income tax assets
Total deferred income tax assets	$ 4,506	$ 4,077
Deferred income tax liabilities
Total deferred income tax liabilities	(51,634)	(44,869)
Net deferred income tax liabilities	(47,128)	(40,792)
Of which
-Deferred tax assets	905
-Deferred tax liabilities	(48,033)	(40,792)
Property, plant and equipment [member]
Deferred income tax assets
Total deferred income tax assets	2,230	1,706
Deferred income tax liabilities
Total deferred income tax liabilities	(2,024)	(1,488)
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	2,021	1,716
Unrealized loss on investments [Member]
Deferred income tax assets
Total deferred income tax assets	122
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	133	655
Mineral rights and properties [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	(49,386)	(43,105)
Unrealized gain on investments [Member]
Deferred income tax liabilities
Total deferred income tax liabilities
Other taxable temporary difference [Member]
Deferred income tax liabilities
Total deferred income tax liabilities	$ (224)	$ (276)